COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year

2016	$1,279
2017	249
2018	104

$1,632

Schedule of Future Minimum Concession Fee Payments
Year

2016	$21,035
2017	18,215
2018	17,193
2019	15,539
2020	15,620
2021 and thereafter	9,378

$96,980